Other investments	6 Months Ended
Jun. 30, 2021
Other investments
17 Other investments
end of	2Q21	1Q21	4Q20
Other investments (CHF million)
Equity method investments	1,757	2,812	2,631
Equity securities (without a readily determinable fair value) [1]	1,867	1,834	1,779
of which at net asset value	122	114	113
of which at measurement alternative	355	367	359
of which at fair value	1,343	1,321	1,278
of which at cost less impairment	47	32	29
Real estate held-for-investment [2]	77	78	82
Life finance instruments [3]	877	916	920
Total other investments	4,578	5,640	5,412
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2Q21, 1Q21 and 4Q20, real estate held for investment included foreclosed or repossessed real estate of CHF 10 million, CHF 11 million and CHF 16 million, respectively, of which CHF 8 million, CHF 8 million and CHF 13 million, respectively were related to residential real estate.

3 Includes single premium immediate annuity contracts.
Accumulated depreciation related to real estate held-for-investment amounted to CHF 32 million, CHF 34 million and CHF 35 million for 2Q21, 1Q21 and 4Q20, respectively.
No impairments were recorded on real estate held-for-investments in 2Q21, 1Q21 and 6M21, respectively. An impairment of CHF 1 million was recorded on real estate held-for-investments in 2Q20 and 6M20.
Equity securities at measurement alternative
in / end of	6M21	Cumulative	6M20
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(5)	(30)	(3)
Upward adjustments	0	137	137
> Refer to “Note 31 – Financial instruments” for further information on equity securities without a readily determinable fair value.
In 2Q21, following the IPO of Allfunds Group, the Group holds an equity interest in Allfunds Group of 9.4%, which has been reclassified to trading assets.
In 4Q20, York informed its investors of a significant change in strategy. As a result, York will focus on longer duration assets such as private equity, private debt and collateralized loan obligations (CLOs), while winding down its European hedge funds business and primarily managing internal capital in its multi-strategy fund. York’s Asia Pacific business is expected to be spun off as a new and separate hedge fund in 2021, in which the Group intends to have a continuing interest. As a result of this announcement, the Group recorded an impairment of CHF 414 million to the valuation of its equity method investment.

Bank
Other investments
16 Other investments
> Refer to “Note 17 – Other investments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 for further information.
end of	6M21	2020
Other investments (CHF million)
Equity method investments	1,750	2,624
Equity securities (without a readily determinable fair value) [1]	1,864	1,776
of which at net asset value	122	111
of which at measurement alternative	353	357
of which at fair value	1,342	1,278
of which at cost less impairment	47	30
Real estate held-for-investment [2]	52	59
Life finance instruments [3]	877	920
Total other investments	4,543	5,379
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 6M21 and 2020, real estate held for investment included foreclosed or repossessed real estate of CHF 10 million and CHF 16 million, respectively, of which CHF 8 million and CHF 13 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.
Equity securities at measurement alternative – impairments and adjustments
in / end of	6M21	Cumulative	6M20
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(5)	(30)	(3)
Upward adjustments	0	137	137
> Refer to “Note 30 – Financial instruments” for further information on equity securities without a readily determinable fair value.
Accumulated depreciation related to real estate held-for-investment amounted to CHF 28 million and CHF 31 million for 6M21 and 2020, respectively.
No impairments were recorded on real estate held-for-investments in 6M21, while an impairment of CHF 1 million was recorded on real estate held-for-investments in 6M20.